Restructuring charges (Tables)	12 Months Ended
Mar. 31, 2016
Restructuring and Related Activities [Abstract]
Changes in Accrued Restructuring Charges

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2013	32,729	—	5,675	38,404
Restructuring costs	41,820	18,991	14,759	75,570
Non-cash charges	—	(18,991)	—	(18,991)
Cash payments	(46,017)	—	(7,177)	(53,194)
Adjustments	3,312	—	659	3,971

Balance at March 31, 2014	31,844	—	13,916	45,760
Restructuring costs	53,261	17,169	20,259	90,689
Non-cash charges	—	(17,169)	—	(17,169)
Cash payments	(48,787)	—	(19,937)	(68,724)
Adjustments	403	—	(42)	361

Balance at March 31, 2015	36,721	—	14,196	50,917
Restructuring costs	27,401	1,828	7,298	36,527
Non-cash charges	—	(1,828)	—	(1,828)
Cash payments	(40,261)	—	(11,232)	(51,493)
Adjustments	(1,330)	—	1,473	143

Balance at March 31, 2016	22,531	—	11,735	34,266

*	Significant asset impairments excluded from restructuring charges are described in Note 13.

Total Costs Incurred in Connection with Restructuring Programs by Segment

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2014
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	440	3,171	3,611	—	3,611
Game & Network Services	58	313	371	—	371
Imaging Products & Solutions	3,466	354	3,820	—	3,820
Home Entertainment & Sound	1,181	377	1,558	34	1,592
Devices	2,896	2,547	5,443	3,451	8,894
Pictures	6,570	152	6,722	13	6,735
Music	685	—	685	—	685
Financial Services	—	—	—	—	—
All Other and Corporate	26,524	26,836	53,360	1,521	54,881

Total	41,820	33,750	75,570	5,019	80,589

	Yen in millions
	Fiscal year ended March 31, 2015
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	3,800	1,906	5,706	85	5,791
Game & Network Services	520	6,752	7,272	—	7,272
Imaging Products & Solutions	6,586	39	6,625	714	7,339
Home Entertainment & Sound	1,959	1	1,960	—	1,960
Devices	3,235	3,761	6,996	426	7,422
Pictures	1,918	—	1,918	—	1,918
Music	1,530	585	2,115	—	2,115
Financial Services	—	—	—	—	—
All Other and Corporate	33,713	24,384	58,097	6,122	64,219

Total	53,261	37,428	90,689	7,347	98,036

	Yen in millions
	Fiscal year ended March 31, 2016
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	17,259	3,669	20,928	710	21,638
Game & Network Services	15	120	135	—	135
Imaging Products & Solutions	78	126	204	—	204
Home Entertainment & Sound	1,181	26	1,207	—	1,207
Devices	(10)	(81)	(91)	—	(91)
Pictures	1,594	7	1,601	5	1,606
Music	1,501	367	1,868	—	1,868
Financial Services	—	—	—		—
All Other and Corporate	5,783	4,892	10,675	1,017	11,692

Total	27,401	9,126	36,527	1,732	38,259

*	Other associated costs includes non-cash write-downs and disposals, net